Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables
Trade and other payables

18 Trade and other payables

(€ million)	December 31, 2024	December 31, 2023
Trade payables	15,170	14,231
Down payments and advances from joint ventures in exploration & production activities	767	717
Payables for purchase of non-current assets	1,939	2,335
Payables due to partners in exploration & production activities	1,377	1,215
Other payables	2,839	2,156
	22,092	20,654

The increase in trade payables of €939 million referred to Global Gas & LNG Portfolio and Power segment for €830 million.

Other payables included: (i) payables to factoring companies in relation to the derecognition of Eni's tax credits for €1,129 million (€728 million at December 31, 2023); (ii) payroll payables for €268 million (€287 million at December 31, 2023); (iii) the amounts still due to the triggering of the take-or-pay clause of the long-term supply contracts for €199 million (€187 million at December 31, 2023); (iv) payables for social security contributions for €120 million (€110 million at December 31, 2023).

Trade and other payables were denominated in euro for €11,487 million and in U.S. dollar for €10,047 million (€10,200 million and €10,421 million at December 31, 2023, respectively).

Because of the short-term maturity and conditions of remuneration of trade payables, the fair values approximated the carrying amounts.

Trade and other payables due to related parties are described in note 36 – Transactions with related parties.